                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2002
                         NML VARIABLE ANNUITY ACCOUNT B

PAGE 39 OF THE PROSPECTUS

The table below the heading "Sales Load" is amended as follows:



CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                          RATE

First $100,000.............................      4.5%
Next $400,000..............................      2.0%
Balance over $500,000......................      1.0%

           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 15, 2003.